Mineral Property Interests	12 Months Ended
Jul. 31, 2017
Mineral Property Interests
Mineral Property Interests

4.	Mineral Property Interests

	July 31, 2017	July 31,2016
Angel’s Camp royalty	$1	$1
Total	$1	$1

(a)	Angel’s Camp Property

The Company retains a 1% net smelter return royalty payable to the Company on any production from the Angel’s Camp property located in Lake County, Oregon.

The royalty is recorded at a nominal amount of $1.

(b)	Galaxie Project

In August 2012, Quartz Mountain acquired the Galaxie Project from Finsbury Exploration Ltd. (“Finsbury”), a related party with several directors in common with the Company.

At July 31, 2015, due to uncertainty in the capital markets prevailing at the time, the Company wrote down its mineral property interest in the Galaxie Project by $891,626 to a nominal value of $1.

During the year ended July 31, 2016, pursuant to a debt settlement agreement (note 7), the Company transferred its mineral property interest in the Gnat Property to Bearclaw Capital Corp, a private company from which the Company acquired the Gnat Property in exchange for, among other considerations, its convertible debenture. The Company let all other mineral claims in the Galaxie Project lapse and the nominal value of $1 was written off during the year ended July 31, 2016.

(c)	ZNT Project

At July 31, 2016, the Company held a 100% interest in the ZNT property located in central British Columbia, near the town of Smithers, British Columbia. The property was staked by Quartz Mountain in 2012.

During the year ended July 31, 2017, the Company let all other mineral claims in the ZNT Project lapse.